24. FINANCIAL INCOME (EXPENSES)	12 Months Ended
Dec. 31, 2017
Financial Income Expenses
FINANCIAL INCOME (EXPENSES)
24.	FINANCIAL INCOME (EXPENSES)

	12/31/2017	12/31/2016	12/31/2015
Financial income
Related parties (Note 18 b)	61,549	60,964	65,084
Income from short-term investments	162,292	301,401	212,826
Gain from derivative	28,503	5,829	870
Gain on repurchase of debt securities		146,214	166,642
Other income (*)	42,730	129,182	42,298
	295,074	643,590	487,720
Financial expenses
Borrowings and financing - foreign currency	(827,841)	(930,508)	(938,047)
Borrowings and financing - local currency	(1,610,714)	(2,229,849)	(2,116,149)
Related parties (Note 18 b)		(3,185)	(1,333)
Capitalized interest (Notes 9 and 29)	91,957	215,794	166,366
Losses on derivatives		(362)	(4,956)
Interest, fines and late payment charges	(72,343)	(38,002)	(20,511)
Commission and bank fees	(159,088)	(155,249)	(81,594)
PIS/COFINS over financial income	(21,926)	(39,154)	(23,699)
REFIS effect net- Law 11,941/09
Other financial expenses (**)	(142,296)	(102,450)	(105,050)
	(2,742,251)	(3,282,965)	(3,124,973)
Inflation adjustment and exchange differences, net
Inflation adjustments, net	(10,556)	7,865	44,422
Exchange differences, net	(5,665)	921,310	(1,618,659)
Exchange gain (losses) on derivatives	(229)	(812,227)	846,328
	(16,450)	116,948	(727,909)

Financial expenses	(2,758,701)	(3,166,017)	(3,852,882)

Financial expenses, net	(2,463,627)	(2,522,427)	(3,365,162)

Statement of gains and (losses) on derivative transactions
Dollar-to-CDI swap			(18)
Dollar-to-real swap (NDF)			785,702
Future Dollar		(805,760)	25,381
Dollar-to-euro swap (NDF)			39,668
Dollar-to-euro swap	(229)	(6,467)	(4,405)
	(229)	(812,227)	846,328

Swap Pré x CDI		(299)	(4,956)
Swap CDI x Pré		(63)	870
Future DI	28,503	5,829
	28,503	5,467	(4,086)
	28,274	(806,760)	842,242

(*) Refers substantially an updating of tax credits.

(**) Refers substantially IOF (tax on financial transactions) and provision for IRRF (Corporate Income Tax) / CSLL (Social Contribution on Profit).